Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible assets

	12.31.2022	12.31.2021
Concession agreement - distribution of electricity (17.1)	7,257,827	6,596,184
Generation concession agreements/ authorization (17.2)	2,252,615	2,473,858
Concession agreement - piped gas distribution (17.3)	726,107	96,145
Other intangible assets (17.4)	41,178	49,373
	10,277,727	9,215,560

Schedule of changes in intangible assets

	Intangible asset	Special liabilities
	in service	in service	Total
Balance as of January 1, 2021	8,953,486	(2,750,099)	6,203,387
Transfers from accounts receivable - concessions (Note 10.1)	-	(8,385)	(8,385)
Transfers from contract assets (Note 10.1)	943,905	(122,346)	821,559
Transfers to other receivables	(3,563)	-	(3,563)
Amortization quotas - concession (a)	(522,525)	146,697	(375,828)
Amortization quotas - PIS/Pasep and Cofins credits	(10,363)	-	(10,363)
Loss on disposal	(30,623)	-	(30,623)
Balance as of December 31, 2021	9,330,317	(2,734,133)	6,596,184
Transfers from contract assets (Note 10.1)	1,332,118	(194,794)	1,137,324
Transfers to other receivables	(955)	-	(955)
Amortization quotas - concession (a)	(564,252)	153,503	(410,749)
Amortization quotas - PIS/Pasep and Cofins credits	(10,483)	-	(10,483)
Loss on disposal	(53,494)	-	(53,494)
Balance as of December 31, 2022	10,033,251	(2,775,424)	7,257,827
(a)	Amortization during the concession period after the transfer to intangible assets in service of useful life of the assets, whichever the lower.

.Schedule of generation concession agreements

		Concession	Concession and
		contract (a)	authorization
	in service	in progress	rights/ goodwill	Total
Balance as of January 1, 2021	195,622	-	358,218	553,840
Effect of acquisition of control of Vilas Complex	-	-	277,120	277,120
Technical goodwill arising from the business combination - Vilas Complex	-	-	94,221	94,221
ANEEL grant - use of public property	63,446	1,823	-	65,269
Amortization quotas - concession and authorization (b)	(72,148)	-	(14,987)	(87,135)
Capitalizations for intangible in service	1,823	(1,823)	-
Hydrological Risk Renegotiation - GSF	1,570,543	-	-	1,570,543
Balance as of December 31, 2021	1,759,286	-	714,572	2,473,858
Effect of acquisition of control of Vilas Complex (Note 1.1.1)	-	-	23,982	23,982
Technical goodwill arising from the business combination - Vilas Complex (Note 1.1.1)	-	-	8,154	8,154
Amortization quotas - concession and authorization (b)	(228,509)	-	(24,870)	(253,379)
Balance as of December 31, 2022	1,530,777	-	721,838	2,252,615
(a)	Includes the balances of use of public asset and hydrological risk renegotiation
(b)	Amortization during the concession/authorization as of the start of commercial operations of the enterprises.

.Schedule of piped gas distribution service concession

Balance as of January 1, 2021	132,366
Transfers from contract assets (Note 10.2)	3,398
Transfers from accounts receivable - concessions (Note 9.2)	(1,398)
Amortization quotas - concession	(38,221)
Balance as of December 31, 2021	96,145
Additions - renewal of the concession	413,410
Transfers from contract assets (Note 10.2)	13,738
Transfers to accounts receivable - concessions (Note 9.2)	243,628
Amortization quotas - concession	(40,690)
Loss on disposal	(124)
Balance as of December 31, 2022	726,107

Schedule of other intangible assets

	in service	in progress	Total
Balance as of January 1, 2021	19,209	20,654	39,863
Effect of acquisition of control of Vilas Complex	10,275	-	10,275
Acquisitions	-	10,375	10,375
Transfers from property, plant and equipment	986	482	1,468
Capitalizations for intangible in service	4,453	(4,453)	-
Amortization quotas (a)	(7,770)	-	(7,770)
Amortization quotas - PIS/Pasep and Cofins credits	(5)	-	(5)
Partial division of assets	(5,047)	(526)	(5,573)
(-) Reclassification (b)	141	599	740
Balance as of December 31, 2021	22,242	27,131	49,373
Acquisitions	-	8,319	8,319
Transfers from property, plant and equipment	(9,795)	-	(9,795)
Capitalizations for intangible in service	5,561	(5,561)	-
Amortization quotas (a)	(5,160)	-	(5,160)
Loss on disposal	-	(1,559)	(1,559)
Balance as of December 31, 2022	12,848	28,330	41,178
(a)	Annual amortization rate: 20%.
(b)	Reclassification to Assets classified as held for sale (Note 39).